Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Prospectus Date	rr_ProspectusDate	Nov. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2017